Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net (Impairment) Reversal of Impairment (CGUs Pemex Exploration and Extraction) (Detail) - Exploration and Extraction (formerly Pemex Exploration and Production)
$ in Thousands
3 Months Ended
Mar. 31, 2025 MXN ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	$ (9,028,380)
Cantarell
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(5,344,778)
Tsimin Xux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(2,519,098)
Burgos
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(1,243,738)
Lakach
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(947,562)
Ogarrio Magallanes
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(886,647)
Misión CEE
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	19,276
Ayin Alux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	376,983
Antonio J. Bermúdez
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	$ 1,517,184